Borrowings (Tables)	6 Months Ended
Mar. 31, 2025
Debt Disclosure [Abstract]
Schedule of short term borrowings

As of September 30, 2024 and March 31, 2025, the bank borrowings were for working capital and capital expenditure purposes.

	As of September 30,	As of March 31,
	2024	2025
		(Unaudited)
Short-term borrowings
Beijing Zhongguancun Bank Co., Ltd.	$5,740	$5,551
Nantuo branch of Changsha Rural Commercial Bank Co., Ltd.	148	-
Zhengzhou East Branch of China Construction Bank Co., Ltd	35	32
Industrial and Commercial Bank of China Limited Beijing Jiulongshan Branch	712	689
China CITIC Bank Co., Ltd. Beijing Branch	784	758
Bank of China Limited Beijing Communication Technology Development Zone Branch	712	689
Bank of Beijing Hepingli Branch	-	827
Total	$8,131	$8,546